UniqueLoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
500001	2
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election

							RB	B	B	B
500002	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Domestic Partnership Affidavit					RB	B	B	B
500003	2
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

							RB	B	B	B
500004	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
500005	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure

							RB	B	B	B
500006	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Waiver of Borrower's Rights
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial TIL Missing

							RB	B	B	B
500007	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
500008	2
[2]   State - Missing Application Disclosure
[2]   State - Missing Waiver of Borrower's Rights
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure

							RB	B	B	B
500009	2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
500010	2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure					RB	B	B	B
500011	3
[3]   TIL Missing
[3]   HUD-1 Incomplete
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing

			Final HUD not signed by the borrower.	NO		TNR Testing Not Required	RD	D	D	D
500012	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Initial Tax Authorization Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							RB	B	B	B
500013	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
500014	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
500015	3	[3] ROR Missing [2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
500016	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
500017	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date
Finance charges under disclosed by $598.49 which exceeds the $35 for refinances. TIL itemization did not include the Flood Determination fee of $9,  Broker Fee of $571, and Wire fee of $25 as prepaid finance charges.

					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
500019	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

Finance charges under disclosed by $449.89 which exceeds the $100 tolerance for purchase transactions. Loan Information Summary Transcript did not disclose a closing attorney fee of $450 as a prepaid finance charge.

					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
500020	2	[2] State - Missing Notice to Purchaser-Mortgagor					RB	B	B	B
500021	2	[2] State - Missing Title Insurance Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
500022	2	[2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
500023	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Interim Interest Disclosure

			Finance charges under disclosed by $319.95 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
500024	3	[3] State Late Charge Not Standard [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Late charge of the greater of $29.00 or 10% exceeds the maximum of 5% allowed for the state of Michigan.			Late Charge	RC	C	C	C
500025	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Non Agency Disclosure
[2]   State - Missing Right to Choose Insurance Provider
[2]   State - Missing Conventional Loan Disclosures
[2]   Initial TIL Missing

APR under disclosed by 1.6291 which exceeds the .125 tolerance.
Finance charges under disclosed by $79,031.95 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

						TILA SOL Expired	RB	B	B	B
500026	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B